Leases (Details) - Schedule of Future Minimum Lease Payments - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Future Minimum Lease Payments [Abstract]
Remainder of 2024	$ 181,811	$ 249,808
2025	230,198	230,198
2026	231,959	231,959
2027	233,619	233,619
2028	238,078	238,078
Thereafter	1,100,287	1,100,287
Undiscounted cash flows	2,215,952	2,283,949
Less: imputed interest	(600,325)	(628,214)
Lease liability	$ 1,615,627	$ 1,655,735	$ 757,331